Stock Transactions (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2012	Aug. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011
Stock Transactions (Textual)
Stock split, description	12.98 for 1	8 for 1
Shares issued to the current owner as a effect of stock split		889,778
Number of unrestricted shares of common stock granted to Keith Siddel as stock compensation		254,223
Fair value of the stocks granted to Keith Siddel				$ 256,000
Additional compensation			$ 563,000		$ 819,000